FAIR VALUE MEASUREMENTS, FINTECH ACQUISITION CORP. II, Gross Holding Gains and Fair Value of Held-to-maturity (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash [Member]
Debt Securities, Held-to-maturity [Abstract]
Cash held in the trust account	$ 261,580	$ 6,050	$ 0
U.S. Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	176,156,606	175,877,136	0
Gross Holding Losses		(80,806)	0
Fair Value	$ 176,167,162	$ 175,796,330	$ 0
Maturity date	Jul. 12, 2018	Jan. 18, 2018